Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000005540 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000005540 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005540 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005540 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005540 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005540 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000005540 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000005540 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000005540 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005540 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005540 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005540 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005540 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005540 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005540 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193179 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000193179 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193179 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193179 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193179 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193179 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000193179 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000193179 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000193179 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193179 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193179 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193179 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193179 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193179 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193179 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	4.00%